Other Operating Income and Expenses - Details of Other Operating Income and Expenses (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Detailed Information About Other Operating Income And Expenses [Line Items]
Gain on bargain purchase	₩ 0	₩ 0	₩ 41,072
QSONE Co.Ltd [member]
Disclosure Of Detailed Information About Other Operating Income And Expenses [Line Items]
Gain on disposal of investment in associates			184,556
Non-current assets held for sale [member] | CSP-Compania Siderurgica do Pecem [member]
Disclosure Of Detailed Information About Other Operating Income And Expenses [Line Items]
Gain (loss) on disposals of assets held for sale			102,470
Gain (loss) on disposal of assets held for sale recognized as profit or loss			₩ 103,366